Restructuring Charges (Tables)	12 Months Ended
Mar. 31, 2011
Restructuring Charges
Schedule of Components and Related Amounts of the Restructuring Charges, before Related Tax Effect

	Yen (millions)
	2011	2010	2009
Expenses associated with the implementation of early retirement programs:
Domestic	14,312	33,070	26,452
Overseas	3,359	5,884	11,899

Total	17,671	38,954	38,351
Expenses associated with the closure and integration of locations	39,282	15,918	15,049

Total restructuring charges	56,953	54,872	53,400

Schedule of Analysis of Accrued Restructuring Charges

	Yen (millions)
	2011	2010	2009
Balance at beginning of year	9,389	32,523	4,761
New charges	56,953	54,872	53,400
Cash payments	(34,850)	(78,006)	(25,638)

Balance at end of year	31,492	9,389	32,523